Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity File Number	000-23288
Entity Registrant Name	SILICOM LTD.
Entity Address, Address Line One	14 Atir Yeda St.
Entity Address, Address Line Two	P.O.Box 2164
Entity Address, Address Line Three	Kfar-Sava
Entity Address, Country	IL
Entity Address, Postal Zip Code	4464323
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Auditor Opinion [Text Block]
Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Silicom Ltd. and its subsidiaries (the “Company”) as of December 31, 2025 and, 2024, and the related consolidated statements of operations, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.